                        SCHRODER CAPITAL FUNDS (DELAWARE)

                              PROSPECTUS SUPPLEMENT

                To Investor Shares Prospectus dated March 1, 2000



SCHRODER INTERNATIONAL FUND

         Deborah Chaplin is joining Michael Perelstein as a portfolio manager for the Schroder International Fund. Ms. Chaplin is added under the caption "Portfolio Manager" for the Schroder International Fund in the table on page 21 of the Prospectus. Ms. Chaplin has been employed as an investment professional at Schroder since May 2000. She is an Executive Vice President, Director and Senior Investment Officer of Schroder. Prior to joining Schroder, Ms. Chaplin was a Managing Director at Scudder Kemper Investments and a Manager at Spare, Kaplan, Bischel & Associates.

SCHRODER U.S. DIVERSIFIED GROWTH FUND

         (1) The information relating to Schroder U.S. Diversified Growth Fund and Mr. Paul Morris is deleted from the table under "Portfolio Managers" on page 22 of the Prospectus. Investment decisions for that Fund are made by Schroder's U.S. equity investment team.

         (2) The third sentence under "Principal Investment Strategies" on page 10 of the Prospectus is deleted and replaced with the following:

         "The Fund normally invests in securities of companies with market capitalizations of more than $5 billion (at the time of investment)."


         If you have any questions regarding these matters, please contact Schroder at (800) 464-3108.


July 27, 2000

                        SCHRODER CAPITAL FUNDS (DELAWARE)

                              PROSPECTUS SUPPLEMENT

                To Advisor Shares Prospectus dated March 1, 2000


SCHRODER INTERNATIONAL FUND

         Deborah Chaplin is joining Michael Perelstein as a portfolio manager for the Schroder International Fund. Ms. Chaplin is added under the caption "Portfolio Manager" for the Schroder International Fund in the table on page 21 of the Prospectus. Ms. Chaplin has been employed as an investment professional at Schroder since May 2000. She is an Executive Vice President, Director and Senior Investment Officer of Schroder. Prior to joining Schroder, Ms. Chaplin was a Managing Director at Scudder Kemper Investments and a Manager at Spare, Kaplan, Bischel & Associates.

SCHRODER U.S. DIVERSIFIED GROWTH FUND

         (1) The information relating to Schroder U.S. Diversified Growth Fund and Mr. Paul Morris is deleted from the table under "Portfolio Managers" on page 19 of the Prospectus. Investment decisions for that Fund are made by Schroder's U.S. equity investment team.

         (2) The third sentence under "Principal Investment Strategies" on page 10 of the Prospectus is deleted and replaced with the following:

         "The Fund normally invests in securities of companies with market capitalizations of more than $5 billion (at the time of investment)."


         If you have any questions regarding these matters, please contact Schroder at (800) 464-3108.


July 27, 2000